Business Combination (Tables)	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
Schedule of Fair Value of the Assets Acquired and Liabilities	The following table summarizes the fair value of the assets acquired and liabilities assumed in the PodcastOne acquisition (in thousands):
Asset Type	Weighted Average Amortization Period (Years)	Fair Value
Cash and cash equivalents		$1,286
Accounts receivable		3,951
Prepaid expense and other assets		316
Property and equipment		119
Content creator relationships	1.6	772
Brand and trade names	10	1,010
Goodwill		12,041
Accounts payable and accrued liabilities		(2,934)
Deferred tax asset		972
Allowance for deferred tax asset		(972)
Note payable		(471)
Net assets acquired		$16,091